Capital and reserves - Share capital (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($) shares
Number of ordinary shares (issued and paid up):
Gross consideration | $				$ 205.4
Ordinary shares
Number of ordinary shares (issued and paid up):
Par value | $ / shares		$ 0
Stock split ratio		10
Number of new shares per existing shares issued upon stock split		9
Balance at the beginning of the year			119,743,188	100,000,000
Exercise of share options (cashless)			406,733	4,743,188
Balance at the end of the year		100,000,000	120,149,921	119,743,188
Authorised share capital			350,000,001
Number of votes per share			1
Initial public offering
Number of ordinary shares (issued and paid up):
Share issue price | $ / shares	$ 15
Initial public offering | Ordinary shares
Number of ordinary shares (issued and paid up):
Gross consideration | $	$ 225.0
Gross proceeds from issuance of shares net of issuance cost | $	$ 204.0
Issued in consideration of cash (public offering)	15,000,000			15,000,000